COMBINED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Current assets:
Cash and cash equivalents	$ 15,184	$ 12,620	$ 3,429
Deposits, prepayments and other current assets	320	324
Total current assets	15,504	12,944
Property and equipment, net	3	3
Intangible assets, net		2,209
Right-of-use asset	1,235	2,198
Total non-current assets	1,238	4,410
Total Assets	16,742	17,354
Current liabilities:
Commission payable	859	915
Income tax payable	91	55
Due to related parties	11,488	10,109
Other payables and accrued liabilities	433	415
Lease liability	1,059	1,024
Total current liabilities	13,930	12,518
Deferred tax liabilities		324
Lease liability	250	1,309
Total non-current liabilities	250	1,633
Total Liabilities	14,180	14,151
Shareholders' Equity:
Ordinary shares (US$0.0001 par value; authorized 500,000,000 shares; issued and outstanding 56,000,000* shares (28,000,000 ADS) as of June 30, 2023 and 2024, respectively)	6	6			$ 5
Additional paid-in capital	33,256	33,154
Accumulated deficit	(30,700)	(29,957)
Total shareholders' equity	2,562	3,203	$ 5,919	$ 11,054
Total Liabilities and shareholders' equity	$ 16,742	$ 17,354